Summary of Significant Accounting Policies (Details) - USD ($) $ in Millions	4 Months Ended	12 Months Ended
	May 15, 2021	Dec. 31, 2021	Dec. 31, 2020
Impairment Losses	$ 0.0		$ 0.0
Research And Development Capitalized Non Refundable Advance Payment		$ 0.0
Research and development capitalized refundable advance payment			0.0
Income Tax Penalties AndI nterest Accrued		0.0	0.0
Accounts receivable, Allowance for credit loss, Current		$ 0.5	$ 0.2